GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
GUARANTEE LIABILITIES
Schedule of movement of guarantee liabilities

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	493	76,325	173,907
Fair value of guarantee liabilities upon the inception of new guarantees	84,708	284,452	403,370
Guarantee settled	(6,893)	(184,586)	(257,953)
(Gains)/losses from guarantee liabilities	(1,983)	(2,284)	1,931
Balance at the end of the year	76,325	173,907	321,255